Inventories (Tables)	12 Months Ended
Mar. 31, 2021
Classes of current inventories [abstract]
Disclosure of detailed information about inventories [Text Block]
Inventories consist of the following:

	As of March 31,
	2021		2020
Raw materials	Rs.	12,287	Rs.	10,594
Work-in-progress		10,009		6,806
Finished goods (includes stock-in-trade)		19,829		15,126
Packing materials, stores and spares		3,287		2,540
	Rs.	45,412	Rs.	35,066

Disclosure of detail information about of inventories recognized in consolidated income statement [Text Block]
Details of inventories recognized in the consolidated income statement are as follows:

	For the Year Ended March 31,
	2021		2020		2019
Raw materials, consumables and changes in finished goods and work in progres s	Rs.	58,268	Rs.	51,892	Rs.	40,932
Inventory write-downs (1)		2,521		3,652		4,016

(1)	Following the Company’s decision to voluntarily recall all of its ranitidine medications sold in United States, due to confirmed contamination with N-Nitrosodimethylamine (“NDMA”) above levels established by the U.S. FDA, the Company recognized Rs.373 as inventory write downs of ranitidine during the year ended March 31, 2020. Furthermore, an amount of Rs.239 was recognized (as a reduction from revenue) as a provision for refund liabilities arising out of the Company’s recall decision.